Exhibit 1

BSST 2021-SSCP Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2021-SSCP

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

26 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

Re:	BSST 2021-SSCP Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-SSCP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Barclays Commercial Mortgage Securities LLC (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular supplement for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular Supplement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular Supplement or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 March 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note issued by 33 special purpose entities evidencing a two-year (with three one-year extension options) floating-rate interest-only first lien mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, first priority mortgages on the borrowers’ fee interests in 31 industrial properties and one office property located in 11 states (each a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties, as of 9 April 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term to Maturity (Months) and
ii.	Fully Extended Original Term to Maturity (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Original Term to Maturity (Months) and
c.	Fully Extended Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term to Maturity (Months) and
ii.	Fully Extended Remaining Term to Maturity (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:

i.       Original Amortization Term (Months) and

ii.       Remaining Amortization Term (Months),

b.	Use the “Initial Original Term to Maturity (Months),” as shown on the Final Data File, for the “Original IO Term (Months)” of the Mortgage Loan and
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original IO Term (Months) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining IO Term (Months)” of the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Cap Strike Price,

as shown on the Final Data File, and a LIBOR assumption of 0.15000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (at LIBOR) and
ii.	Mortgage Loan Interest Rate (at Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

11.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate (at LIBOR),
c.	Mortgage Loan Interest Rate (at Cap) and
d.	Interest Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Monthly Debt Service Payment (at Cap),
iii.	Mortgage Loan Annual Debt Service Payment and
iv.	Mortgage Loan Annual Debt Service Payment (at Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment (at Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (at Cap)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment (at Cap),” as shown on the Final Data File.

Attachment A Page 5 of 5

12.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Maturity Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment (at Cap),
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	Barclays UW NOI,
h.	UW NCF and
i.	UW Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular Supplement, we recalculated the:

i.	Portfolio Mortgage Loan Cut-off Date LTV,
ii.	Portfolio Mortgage Loan Balloon LTV,
iii.	Property Mortgage Loan Cut-off Date LTV,
iv.	Property Mortgage Loan Balloon LTV,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan UW NOI DSCR,
viii.	Mortgage Loan UW NCF DSCR,
ix.	Mortgage Loan UW NOI DSCR (at Cap),
x.	Mortgage Loan UW NCF DSCR (at Cap),
xi.	Mortgage Loan Cut-off Date Balance per SF,
xii.	Individual As-Is Appraised Value per SF and
xiii.	Portfolio Appraised Value per SF

of the Mortgage Loan and, with respect to xi. through xii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round each of the characteristics listed in vii. through xiii. above to two decimal places.

13.	Using the:
a.	Lease Exp. and
b.	UW Base Rent

for each tenant, as applicable, as shown in the underwritten rent roll Source Document, we recalculated the weighted average remaining lease term of the Mortgage Loan and each Property as of the Reference Date (the “WA Lease Term Remaining”) using the “YEARFRAC” function in Microsoft Excel. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	23 March 2021

Mortgage Loan Agreement	23 March 2021

Cash Management Agreement	23 March 2021

Deposit Account Control Agreement	23 March 2021

Interest Rate Cap Trade Summary	23 March 2021

Settlement Statement	23 March 2021

Guaranty Agreement	23 March 2021

Non-Consolidation Opinion	23 March 2021

Environmental Indemnity Agreement	23 March 2021

Assignment of Management Agreement	23 March 2021

Assignment of Sub-Management Agreement	23 March 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	26 February 2021

Engineering Reports	22 January 2021

Environmental Phase I Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 March 2021

Pro Forma Title Policies	Not Dated

Insurance Review Document	22 March 2021

Property Insurance Certificate	22 March 2021

Lease Agreements	Various

Lease Estoppels	Various

CoStar Market Reports	Various

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report or Environmental Phase I Report
City (see Note 1)	Appraisal Report or Environmental Phase I Report
State (see Note 1)	Appraisal Report or Environmental Phase I Report
Zip	USPS Internet Site (www.usps.com), Appraisal Report or Environmental Phase I Report
Prop. Type	Appraisal Report
Prop Sub-Type	Appraisal Report
Market	Appraisal Report
Max Clear Height	Appraisal Report or Engineering Report
Total Dock Doors	Appraisal Report or Engineering Report
Number of Parking Stalls	Appraisal Report or Engineering Report
% Office (From Appraisal)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
UW Occupied NRA	Underwritten Rent Roll
UW Vacant NRA	Underwritten Rent Roll
UW Total NRA	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
# of Leases	Underwritten Rent Roll or Lease Agreement
Ownership Interest	Pro Forma Title Policy
Single Tenant	Underwritten Rent Roll
Property Manager	Assignment of Management Agreement and Assignment of Sub-Management Agreement

Exhibit 2 to Attachment A Page 2 of 5

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Phase I Report
Terrorism Insurance Required	Property Insurance Certificate or Insurance Review Document
Environmental Insurance Required	Insurance Review Document
Blanket Insurance Policy	Property Insurance Certificate or Insurance Review Document

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll or Lease Agreement
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Lease Exp.	Underwritten Rent Roll
Second Largest NRA	Underwritten Rent Roll
Second Largest UW Base Rent	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Lease Exp.	Underwritten Rent Roll
Third Largest NRA	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 NOI	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
Barclays UW NOI	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Ongoing Tax Escrow Monthly	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial CapEx Escrow	Mortgage Loan Agreement
Ongoing CapEx Escrow Monthly	Mortgage Loan Agreement
CapEx Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing CapEx Escrow Cap	Mortgage Loan Agreement
Initial TI/LC Escrow	Mortgage Loan Agreement
Ongoing TI/LC Escrow Monthly	Mortgage Loan Agreement
TI/LC Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing TI/LC Escrow Cap	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap Strike Price	Interest Rate Cap Trade Summary
LIBOR Cap Strike Price (after Extension)	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Trade Summary
LIBOR Cap Counterparty	Interest Rate Cap Trade Summary
Interest Accrual Basis	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Payment Due Date	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Late Payment)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Interest Accrual (Start)	Mortgage Loan Agreement
Interest Accrual (End)	Mortgage Loan Agreement
First Loan Payment Date (see Note 4)	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Cash Management Type (see Note 6)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Prepayment Provision (see Note 7)	Mortgage Loan Agreement
Spread Maintenance Begin Date (see Notes 7 and 8)	Mortgage Loan Agreement
Spread Maintenance End Date (see Notes 7 and 9)	Mortgage Loan Agreement
Spread Maintenance Period (see Notes 7 and 10)	Mortgage Loan Agreement
Open Period Begin Date (see Note 7)	Mortgage Loan Agreement
Open Period (see Notes 7 and 10)	Mortgage Loan Agreement
Partially Prepayable without Penalty? (see Note 7)	Mortgage Loan Agreement
Partially Prepayable without Penalty Description (see Note 7)	Mortgage Loan Agreement
Partial Release Allowed? (see Note 7)	Mortgage Loan Agreement
Partial Release Description (see Note 7)	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

4.	For the purpose of comparing the “First Loan Payment Date” characteristic, the Depositor instructed us to assume that the “First Loan Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Spread Maintenance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the spread maintenance period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Spread Maintenance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Rank
Property Name
Lockout Period
Lockout Expiration Date
Admin Fee Rate
PML or SEL (%)
Seismic Report Date
Earthquake Insurance Required
Environmental Phase II
Environmental Phase II Report Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.